Income Taxes - Schedule of Reconciliation of Income Tax Expense Computed at Statutory Federal Income Tax Rate to Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate					$ (17,368)	$ (7,899)	$ (11,484)
State taxes					(5,314)	(2,340)	(1,011)
Tax credits					(2,910)	(817)	(222)
Stock-based compensation					753	764	140
Federal tax rate change							2,202
Change in fair value of tranche rights						3	5,065
Other					25	241
Change in valuation allowance					24,850	10,074	5,310
Income tax expense	$ 1	$ 10	$ 8	$ 19	$ 36	$ 26	$ 0
Effective tax rate					0.00%	0.00%	0.00%